Net Income Per Share (Narrative) (Details) - shares	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
NET INCOME PER SHARE [Abstract]
Included weighted-average share options	16,667	830,000	697,112